LOANS FROM SHAREHOLDERS	12 Months Ended
Dec. 31, 2012
Other Debt Disclosure [Abstract]
LOANS FROM SHAREHOLDERS

NOTE 6 - LOANS FROM SHAREHOLDERS

Loans from shareholders at December 31, 2012 and 2011 represent a $9,000 short-term loan made by a prior Director of the Company to the Company’s subsidiary, ESC. This loan is unsecured, non-interest bearing and “due on demand.”